Note 7 - Loans Receivable, Net and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Financing Receivables [Text Block]

Note 7 - Loans Receivable, Net and Allowance for Loan Losses

The composition of net loans receivable is as follows:

	December 31, 2014	December 31, 2013
	(In Thousands)
Real estate loans:
One-to-four family residential:
Owner occupied	$7,085	$8,900
Non-owner occupied	48,554	43,489
Total one-to-four family residential	55,639	52,389

Multi-family (five or more) residential	10,132	6,023
Commercial real estate	35,523	25,863
Commercial lines of credit	1,623	1,880
Construction	14,303	16,038
Home equity	6,961	5,682
Total real estate loans	124,181	107,875

Commercial business	749	186
Other consumer	41	47
Total Loans	124,971	108,108

Deferred loan fees and costs	(492)	(280)
Allowance for loan losses	(1,148)	(941)

Net Loans	$123,331	$106,887

The following tables present the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of December 31, 2014 and 2013 (in thousands):

	December 31, 2014
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$6,132	$116	$837	$--	$7,085
One-to-four family residential non-owner occupied	46,971	38	1,317	228	48,554
Multi-family residential	10,065	--	67	--	10,132
Commercial real estate and lines of credit	35,984	293	537	332	37,146
Construction	14,303	--	--	--	14,303
Home equity	6,654	172	90	45	6,961
Commercial business and other consumer	790	--	--	--	790
	$120,899	$619	$2,848	$605	$124,971

	December 31, 2013
	Pass	Special Mention	Substandard	Doubtful	Total

One-to-four family residential owner occupied	$7,308	$1,136	$153	$303	$8,900
One-to-four family residential non-owner occupied	41,586	800	1,103	--	43,489
Multi-family residential	5,948	75	--	--	6,023
Commercial real estate and lines of credit	26,673	397	673	--	27,743
Construction	16,038	--	--	--	16,038
Home equity	5,391	166	125	--	5,682
Commercial business and other consumer	233	--	--	--	233
	$103,177	$2,574	$2,054	$303	$108,108

The following tables summarize information in regards to impaired loans by loan portfolio class as of December 31, 2014 and 2013 (in thousands):

	December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$837	$837	$--	$839	$15
One-to-four family residential non-owner occupied	1,317	1,333	--	1,341	39
Multi-family residential	67	72	--	74	--
Commercial real estate and lines of credit	537	537	--	542	17
Construction	--	--	--	--	--
Home equity	90	90	--	93	7
Commercial business and other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	228	231	29	231	--
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	332	332	29	331	10
Construction	--	--	--	--	--
Home equity	45	45	8	46	--
Commercial business and other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$837	$837	$--	$839	$15
One-to-four family residential non-owner occupied	1,545	1,564	29	1,572	39
Multi-family residential	67	72	--	74	--
Commercial real estate and lines of credit	869	869	29	873	27
Construction	--	--	--	--	--
Home equity	135	135	8	139	7
Commercial business and other consumer	--	--	--	--	--
Total	$3,453	$3,477	$66	$3,497	$88

	December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
One-to-four family residential owner occupied	$456	$456	$--	$428	$15
One-to-four family residential non-owner occupied	1,103	1,114	--	1,107	77
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	362	368	--	365	--
Construction	--	--	--	--	--
Home equity	125	126	--	124	9
Commercial business and other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	--	--	--	--	--
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	311	311	21	313	26
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business and other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$456	$456	$--	$428	$15
One-to-four family residential non-owner occupied	1,103	1,114	--	1,107	77
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	673	679	21	678	26
Construction	--	--	--	--	--
Home equity	125	126	--	124	9
Commercial business and other consumer	--	--	--	--	--
Total	$2,357	$2,375	$21	$2,337	$127

The loan portfolio also includes certain loans that have been modified in a troubled debt restructuring, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from loss mitigation activities and could include reductions in the interest rate, payment extensions, forbearance, or other actions. At December 31, 2014, the Company had eleven loans totaling $951,000 that were identified as troubled debt restructurings. Two of these loans totaling $155,000 were on non-accrual, three loans totaling $215,000 were 30-89 days delinquent, and six loans totaling $581,000 were performing in accordance with their modified terms. At December 31, 2013, the Company had thirteen loans totaling $1.1 million that were identified as troubled debt restructurings. Nine of these loans totaling $733,000 were performing in accordance with their modified terms, one loan in the amount of $97,000 was 31 days delinquent, and three loans totaling $264,000 were on non-accrual. If a TDR is placed on non-accrual it is not reverted back to accruing status until the borrower makes timely payments as contracted for at least six months and future collection under the revised terms is probable.

The following tables present the Company’s TDR loans as of December 31, 2014 and December 31, 2013 (dollar amounts in thousands):

	December 31, 2014
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	7	728	155	573	10
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	1	133	--	133	7
Construction	--	--	--	--	--
Home equity	3	90	--	90	--
Commercial business and other consumer	--	--	--	--	--
Total	11	$951	$155	$796	$17

	December 31, 2013
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	2	$153	$--	$153	$--
One-to-four family residential non-owner occupied	7	733	151	582	--
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	1	113	113	--	--
Construction	--	--	--	--	--
Home equity	3	95	--	95	--
Commercial business and other consumer	--	--	--	--	--
Total	13	$1,094	$264	$830	$--

The contractual aging of the TDRs in the tables above as of December 31, 2014 and 2013 is as follows (in thousands):

	December 31, 2014
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non-Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	358	215	--	155	728
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	133	--	--	--	133
Construction	--	--	--	--	--
Home equity	90	--	--	--	90
Commercial business and other consumer	--	--	--	--	--
Total	$581	$215	$--	$155	$951

	December 31, 2013
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non-Accrual	Total
One-to-four family residential owner occupied	$153	$--	$--	$--	$153
One-to-four family residential non-owner occupied	485	97	--	151	733
Multi-family residential	--	--	--	--	--
Commercial real estate and lines of credit	--	--	--	113	113
Construction	--	--	--	--	--
Home equity	95	--	--	--	95
Commercial business and other consumer	--	--	--	--	--
Total	$733	$97	$--	$264	$1,094

During the year ended December 31, 2014 one new TDR was identified in the amount of $133,000, one TDR in the amount of $62,000 was paid off; and one property that had been collateral on a TDR that was on non-accrual was transferred to other real estate owned.

Any reserve for an impaired TDR loan is based upon the present value of the future expected cash flows discounted at the loan’s original effective rate or upon the fair value of the collateral less costs to sell, if the loan is deemed collateral dependent. At December 31, 2014 there were no commitments to lend additional funds to debtors whose loan terms have been modified as TDRs.

The general practice of the Bank is to work with borrowers so that they are able to pay back their loan in full. If a borrower continues to be delinquent or cannot meet the terms of a TDR modification and the loan is determined to be uncollectible, the loan will be charged off. As of December 31, 2014 one loan in the amount of $113,000 defaulted and was transferred to other real estate owned within one year of modification. As of December 31, 2013, the Company did not have any troubled debt restructurings that had defaulted within one year of modification.

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended December 31, 2014 and recorded investment in loans receivable as of December 31, 2014 (in thousands):

	December 31, 2014
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate and Lines of Credit	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$59	$424	$36	$199	$96	$50	$2	$75	$941
Charge-offs	(57)	--	--	(133)	--	--	--	--	(190)
Recoveries	--	--	--	3	--	--	--	--	3
Provision	73	(6)	24	255	26	(4)	5	21	394
Ending balance	$75	$418	$60	$324	$122	$46	$7	$96	$1,148

Ending balance evaluated for impairment
Individually	$--	$29	$--	$29	$--	$8	$--	$--	$66

Collectively	$75	$389	$60	$295	$122	$38	$7	$96	$1,082

Loans receivable:
Ending balance	$7,085	$48,554	$10,132	$37,146	$14,303	$6,961	$790	$--	$124,971

Ending balance evaluated for impairment
Individually	$837	$1,545	$67	$869	$--	$135	$--	$--	$3,452

Collectively	$6,248	$47,009	$10,065	$36,277	$14,303	$6,826	$790	$--	$121,519

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended December 31, 2013 and recorded investment in loans receivable as of December 31, 2013 (in thousands):

	December 31, 2013
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate and Lines of Credit	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$77	$368	$20	$219	$63	$68	$1	$44	$860
Charge-offs	(15)	(75)	--	--	--	(69)	--	--	(159)
Recoveries	--	--	--	--	--	--	--	--	--
Provision	(3)	131	16	(20)	33	51	1	31	240
Ending balance	$59	$424	$36	$199	$96	$50	$2	$75	$941

Ending balance evaluated for impairment:
Individually	$--	$--	$--	$21	$--	$--	$--	$--	$21

Collectively	$59	$424	$36	$178	$96	$50	$2	$75	$920

Loans receivable:
Ending balance	$8,900	$43,489	$6,023	$27,743	$16,038	$5,682	$233	$--	$108,108

Ending balance evaluatedfor impairment
Individually	$456	$1,103	$--	$673	$--	$125	$--	$--	$2,357

Collectively	$8,444	$42,386	$6,023	$27,070	$16,038	$5,557	$233	$--	$105,751

The Bank allocated increased allowance for loan loss provisions to the commercial real estate and lines of credit portfolio class for the year ended December 31, 2014, due to increased charge-off activity in this portfolio class. The Bank allocated decreased allowance for loan loss provisions to the 1-4 family residential non-owner occupied and home equity portfolio classes for the year ended December 31, 2014, due to decreased charge-off activity in this portfolio class.

The following table presents non-accrual loans by classes of the loan portfolio as of December 31, 2014 and 2013 (in thousands):

	December 31, 2014	December 31, 2013
One-to-four family residential owner occupied	$588	$303
One-to-four family residential non-owner occupied	836	378
Multi-family residential	67	--
Commercial real estate and lines of credit	489	474
Construction	--	--
Home equity	45	30
Commercial business and other consumer	--	--
	$2,025	$1,185

Non-performing loans, which consist of non-accruing loans plus accruing loans 90 days or more past due, amounted to $2.8 million and $1.9 million at December 31, 2014 and 2013, respectively. For the delinquent loans in our portfolio, we have considered our ability to collect the past due interest, as well as the principal balance of the loan, in order to determine whether specific loans should be placed on non-accrual status. In cases where our evaluations have determined that the principal and interest balances are collectible, we have continued to accrue interest.

For the year ended December 31, 2014 there was no interest income recognized on non-accrual loans on a cash basis. For the year ended December 31, 2013, approximately $1,000 of interest income was recognized on non-accrual loans on a cash basis. Interest income foregone on non-accrual loans was approximately $143,000 and $53,000 for the years ended December 31, 2014 and 2013, respectively.

The performance and credit quality of the loan portfolio are also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the past due status as of December 31, 2014 and 2013 (in thousands):

	December 31, 2014
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$589	$837	$1,426	$5,659	$7,085	$249
One-to-four family residential non-owner occupied	735	972	1,707	46,847	48,554	136
Multi-family residential	--	67	67	10,065	10,132	--
Commercial real estate and lines of credit	1,051	910	1,961	35,185	37,146	421
Construction	107	--	107	14,196	14,303	--
Home equity	99	45	144	6,817	6,961	--
Commercial business and other consumer	--	--	--	790	790	--
	$2,581	$2,831	$5,412	$119,559	$124,971	$806

	December 31, 2013
	30-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$1,916	$559	$2,475	$6,425	$8,900	$256
One-to-four family residential non-owner occupied	884	575	1,459	42,030	43,489	197
Multi-family residential	--	75	75	5,948	6,023	75
Commercial real estate and lines of credit	322	674	996	26,747	27,743	200
Construction	334	--	334	15,704	16,038	--
Home equity	168	30	198	5,484	5,682	--
Commercial business and other consumer	--	--	--	233	233	--
	$3,624	$1,913	$5,537	$102,571	$108,108	$728